Net finance expense/(income) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net finance expense/(income)
Senior Facilities interest expense	$ 140,000,000	$ 132,000,000	$ 113,000,000
Net pension interest cost (note 21)	5,000,000	5,000,000	3,000,000
Lease interest cost	25,000,000	24,000,000	12,000,000
Foreign currency translation losses		6,000,000	3,000,000
(Gains)/losses on derivative financial instruments	(5,000,000)	2,000,000
Other net finance expense	40,000,000	36,000,000	7,000,000
Net finance expense before exceptional items	205,000,000	205,000,000	138,000,000
Exceptional finance income (note 5)	(13,000,000)	(58,000,000)	(218,000,000)
Net finance expense/(income)	192,000,000	147,000,000	$ (80,000,000)
Interest Paid Related To Lease Liabilities	$ 25,000,000	$ 24,000,000